Investments in associates and joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Assets	$ 71,940	$ 69,329
Joint venture obligation	252	0
Liabilities	(51,383)	(46,814)
Investments in associates and joint ventures	323	608
Revenues	24,673	24,174
Net earnings	2,327	2,926
BCE’s share of net losses	(581)	(42)
Joint ventures | Associates
Disclosure of associates [line items]
Joint venture obligation	252	0
Investments in associates and joint ventures	323	608
BCE’s share of net losses	(553)	(61)
Associates and Joint Ventures
Disclosure of associates [line items]
Assets	4,050	3,857
Liabilities	(3,875)	(2,641)
Total net assets	175	1,216
Revenues	2,722	2,335
Expenses	(3,832)	(2,456)
Net earnings	$ (1,110)	$ (121)